Cover Page	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	ANAPTYSBIO, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37985
Entity Tax Identification Number	20-3828755
Entity Address, Address Line One	10770 Wateridge Circle
Entity Address, Address Line Two	Suite 210,
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	362-6295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ANAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001370053
Amendment Flag	false
Document Information [Line Items]
Document Type	8-K
Entity Addresses [Line Items]
Entity Address, Address Line One	10770 Wateridge Circle
Entity Address, Address Line Two	Suite 210,
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121